Leases (Details) - Schedule of undiscounted future minimum lease payment schedule	Oct. 31, 2022 USD ($)
Schedule of Undiscounted Future Minimum Lease Payment Schedule [Abstract]
2023	$ 399,344
2024	218,583
2025	196,763
Total	$ 814,690